United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Quarter ended 01/31/18

Item 1.	Schedule of Investments

Emerging Markets Core Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—61.1%
		Aerospace & Defense—0.2%
$1,800,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.40%, 2/1/2027	$1,916,820
		Agency—0.1%
500,000		Banco Nacional de Comercio Exterior, Series 144A, 3.80%, 8/11/2026	500,625
		Air Transportation—0.2%
1,600,000		Gol Finance, Sr. Unsecd. Note, Series 144A, 7.00%, 1/31/2025	1,608,000
		Airport—0.4%
2,200,000		Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 5.50%, 10/31/2046	2,123,550
1,400,000		Mexico City Airport Trust, Series 144A, 5.50%, 7/31/2047	1,361,500
		TOTAL	3,485,050
		Automotive—0.4%
2,100,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 3.10%, 4/5/2022	2,075,500
800,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 8/29/2022	782,867
300,000		Nemak SAB de CV, Sr. Unsecd. Note, Series 144A, 4.75%, 1/23/2025	305,703
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	306,354
		TOTAL	3,470,424
		Banking—16.3%
1,000,000		Access Bank PLC, Sr. Unsecd. Note, Series REGS, 10.50%, 10/19/2021	1,135,000
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	493,350
860,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	864,300
466,000		BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	501,532
1,200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,296,000
1,250,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	1,398,125
2,000,000		Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Note, 6.125%, 2/16/2066	2,086,000
300,000		Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	315,420
400,000		Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	423,000
1,200,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,272,840
500,000		Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	531,000
400,000		Banco De Bogota S.A., Sr. Unsecd. Note, Series 144A, 4.375%, 8/3/2027	401,500
800,000		Banco De Bogota S.A., Sub., Series REGS, 6.25%, 5/12/2026	870,000
730,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	803,912
1,445,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	1,429,033
400,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 4/20/2066	438,404
400,000		Banco Do Brasil S.A., Sr. Unsecd. Note, Series 144A, 4.625%, 1/15/2025	393,400
500,000		Banco Do Brasil S.A., Sub. Note, Series REGS, 5.875%, 1/19/2023	523,000
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., Series 144A, 7.375%, 2/2/2022	321,000
400,000		Banco General SA, Sr. Unsecd. Note, Series 144A, 4.125%, 8/7/2027	403,400
ARS 29,600,000	[1]	Banco Hipotecario SA, Sr. Unsecd. Note, Series REGS, 23.7083%, (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +2.500%), 1/12/2020	1,490,922
18,200,000	[1]	Banco Hipotecario SA, Unsecd. Note, Series 144A, 25.9375%, (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	986,801
$700,000		Banco Inbursa SA Institucion de Banca Multiple, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	700,350
1,000,000		Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,095,505
ARS 31,300,000		Banco Macro SA, Sr. Unsecd. Note, Series 144A, 17.50%, 5/8/2022	1,522,358

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$500,000	Banco Mercantil Del Nort, Jr. Sub. Note, Series 144A, 6.875%, 10/6/2066	$528,750
400,000	Banco Mercantil Del Nort, Sub., Series REGS, 5.75%, 10/4/2031	407,000
500,000	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	532,517
250,000	Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	266,259
1,000,000	Bancolombia S.A., 5.95%, 6/3/2021	1,085,400
800,000	Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	821,146
2,200,000	Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	2,196,370
2,630,000	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,776,404
5,600,000	Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	5,911,735
2,000,000	Bank of East Asia Ltd./The, Sub., 4.00%, 11/3/2026	1,992,920
400,000	CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	427,652
750,000	Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	757,875
2,000,000	China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	2,024,836
675,000	Compania General de Combustibles SA, Sr. Unsecd. Note, Series REGS, 9.50%, 11/7/2021	723,516
530,000	Corpbanca, Series 144A, 3.875%, 9/22/2019	539,134
250,000	CorpGroup Banking SA, Sr. Unsecd. Note, Series 144A, 6.75%, 3/15/2023	252,438
1,400,000	Credit Bank of Moscow Via CBOM Finance PLC, Sub. Note, Series 144A, 7.50%, 10/5/2027	1,335,173
2,400,000	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.75%, 7/20/2166	2,481,000
1,200,000	Emirates NBD Tier 1 Ltd., Jr. Sub. Note, 5.75%, 11/30/2066	1,221,139
600,000	Export Credit Bank of Turkey, Sr. Unsecd. Note, Series 144A, 4.25%, 9/18/2022	583,992
7,800,000	Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	7,721,641
200,000	Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	200,971
1,300,000	Export-Import Bank of India, Sr. Unsecd. Note, Series 144A, 3.875%, 2/1/2028	1,291,043
2,000,000	Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	2,030,646
1,000,000	Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	1,026,097
600,000	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	622,500
1,600,000	HSBC Holdings PLC, Jr. Sub. Note, 6.00%, 11/22/2066	1,678,000
1,600,000	Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, Series 144A, 5.004%, 4/6/2023	1,633,315
200,000	ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	213,686
2,000,000	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,136,864
1,000,000	ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 3.80%, 12/14/2027	971,945
500,000	IDBI Bank Ltd., Sr. Unsecd. Note, Series EMTN, 5.00%, 9/25/2019	511,475
1,000,000	Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	975,335
1,750,000	Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,738,828
4,600,000	Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/10/2066	4,762,486
3,050,000	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/10/2066	3,157,735
2,300,000	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,247,703
200,000	Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	202,750
1,800,000	Intesa Sanpaolo SpA, Sr. Unsecd. Note, 3.875%, 1/12/2028	1,764,581
700,000	Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	732,375
1,500,000	Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,559,550
1,400,000	Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	1,501,780
500,000	Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	528,750
400,000	Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	410,747
1,663,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	1,720,410
521,070	Medjool Ltd., 3.875%, 3/19/2023	521,148
2,000,000	Multibank, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 11/9/2022	2,012,500

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$3,000,000		National Bank of Abu Dhabi, Jr. Sub. Note, 5.25%, 12/17/2066	$3,024,888
2,500,000		Ojsc Russ Agric Bk(Rshb), Sub. Note, Series REGS, 8.50%, 10/16/2023	2,805,170
2,350,000		Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	2,573,250
1,000,000	[1]	QIB Sukuk Ltd., Sr. Unsecd. Note, 2.9356%, (3-month USLIBOR +1.500%), 8/18/2019	993,318
550,000		Sberbank (Sb Cap Sa), Sr. Unsecd. Note, Series 7, 5.717%, 6/16/2021	587,233
600,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.50%, 2/26/2024	612,163
2,300,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	2,385,689
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	982,771
1,300,000		Shinhan Bank, Sub., Series 144A, 3.875%, 3/24/2026	1,292,755
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	706,028
300,000		Sibur Securities DAC, Sr. Unsecd. Note, Series 144A, 4.125%, 10/5/2023	299,045
700,000		T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.125%, 9/29/2023	691,160
2,200,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	2,285,404
3,200,000		Turkiye Garanti Bankasi AS, Sub., Series 144A, 6.125%, 5/24/2027	3,210,262
2,000,000		Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	2,041,126
2,000,000		Turkiye Is Bankasi (Isbank) A.S., Sub., Series 144A, 7.00%, 6/29/2028	2,022,050
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	1,008,860
1,900,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2023	1,893,567
1,000,000		United Bank for Africa PLC, Sr. Unsecd. Note, Series REGS, 7.75%, 6/8/2022	1,047,360
1,200,000		VTB Bank OJSC, Sub. Note, Series REGS, 9.50%, 12/6/2066	1,339,116
2,850,000		VTB Capital SA, Sub., Series REGS, 6.95%, 10/17/2022	3,086,920
2,000,000		Vnesheconombank (VEB), Bank Guarantee, Series REGS, 6.80%, 11/22/2025	2,294,940
1,000,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,083,700
300,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	317,219
800,000		Woori Bank, Jr. Sub. Deb., Series 144A, 5.25%, 11/16/2166	814,534
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	305,839
500,000		Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	491,248
800,000		Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	863,388
1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.85%, 6/21/2024	1,501,981
1,000,000		Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 5/30/2022	1,056,400
		TOTAL	136,053,653
		Beverage & Tobacco—0.2%
500,000		Becle SA de CV, Sr. Unsecd. Note, Series 144A, 3.75%, 5/13/2025	494,937
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	762,992
		TOTAL	1,257,929
		Broadcast Radio & TV—0.1%
430,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	572,103
		Building & Development—0.1%
300,000		Doosan Heavy Industries and Construction Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	293,250
400,000		Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 12/14/2066	159,004
700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	705,072
		TOTAL	1,157,326
		Building Materials—0.2%
800,000		Cemex, Sab De Cv, Series 144A, 7.75%, 4/16/2026	908,000
800,000		Cemex, Sab De Cv, Series REGS, 6.125%, 5/5/2025	855,000
300,000		West China Cement Ltd., Sr. Unsecd. Note, 6.50%, 9/11/2019	307,359
		TOTAL	2,070,359

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Business Equipment & Services—0.2%
$1,400,000	GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	$1,468,250
	Cable & Wireless Television—0.2%
1,400,000	VTR Finance Bv, Series REGS, 6.875%, 1/15/2024	1,477,000
	Chemicals & Plastics—1.0%
500,000	Alpek Sa De Cv, Sr. Unsecd. Note, Series 144A, 5.375%, 8/8/2023	527,500
200,000	Braskem Finance Ltd., 6.45%, 2/3/2024	227,140
1,900,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/10/2028	1,923,275
600,000	Cydsa SAB de CV, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2027	607,800
1,600,000	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2048	1,564,000
1,200,000	OCP SA, Sr. Unsecd. Note, Series REGS, 4.50%, 10/22/2025	1,212,173
900,000	PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	933,366
1,000,000	Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, Series 144A, 5.875%, 1/26/2023	1,015,570
	TOTAL	8,010,824
	Conglomerates—0.0%
200,000	Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 4/4/2027	210,738
	Consumer Products—0.3%
2,280,000	Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	2,241,910
420,000	Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	463,050
	TOTAL	2,704,960
	Corporate—0.4%
3,000,000	1MDB Global Investments Ltd., Sr. Unsecd. Note, Series REGS, 4.40%, 3/9/2023	2,939,019
	Farming & Agriculture—0.6%
4,840,000	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,925,668
	Finance—1.6%
1,000,000	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,048,700
1,700,000	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,806,420
400,000	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.25%, 7/15/2029	419,000
300,000	Credito Real, S.A.B. de C.V., SOFOM, E.R., Jr. Sub. Note, Series 144A, 9.125%, 5/29/2166	312,600
2,600,000	Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	2,650,664
500,000	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 9/26/2022	511,250
500,000	Gruposura Finance, Sr. Unsecd. Note, Series 144A, 5.50%, 4/29/2026	546,200
1,500,000	ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.00%, 2/1/2027	1,549,053
1,700,000	Latam Finance Ltd., Sr. Unsecd. Note, Series 144A, 6.875%, 4/11/2024	1,806,250
1,300,000	MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2066	1,328,860
650,000	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	656,500
800,000	Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, Series 144A, 7.00%, 1/15/2025	821,000
	TOTAL	13,456,497
	Finance - Retail—0.0%
300,000	Alpha Holding SA, Sr. Unsecd. Note, Series 144A, 10.00%, 12/19/2022	291,750
	Financial Intermediaries—1.2%
2,300,000	ADIB Capital Invest 1 Ltd., Jr. Sub. Note, 6.375%, 4/16/2066	2,340,480
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	1,483,032
2,500,000	Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,482,060
2,500,000	Ooredoo International Finance Ltd., Sr. Unsecd. Note, Series REGS, 5.00%, 10/19/2025	2,680,825
1,000,000	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.95%, 1/30/2044	1,094,000
	TOTAL	10,080,397

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Food & Drug Retailers—0.1%
$300,000	Cencosud SA, Sr. Unsecd. Note, Series 144A, 6.625%, 2/12/2045	$332,570
650,000	SMU SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/8/2020	663,526
	TOTAL	996,096
	Food Products—1.0%
1,000,000	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	1,075,000
300,000	ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	292,500
800,000	JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	825,000
1,000,000	JBS Investments GmbH, Sr. Unsecd. Note, Series 144A, 7.25%, 4/3/2024	1,006,250
300,000	JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	306,918
350,000	MHP SA, Sr. Unsecd. Note, Series 144A, 7.75%, 5/10/2024	384,886
1,400,000	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 7.00%, 3/15/2024	1,407,700
700,000	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 5.875%, 1/19/2028	677,565
500,000	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 8.75%, 7/3/2066	524,375
750,000	Sigma Alimentos SA, Sr. Unsecd. Note, Series 144A, 4.125%, 5/2/2026	752,625
1,300,000	Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	1,304,550
	TOTAL	8,557,369
	Food Services—0.1%
1,000,000	MARB BondCo PLC, Sr. Unsecd. Note, Series 144A, 6.875%, 1/19/2025	986,500
	Forest Products—0.2%
500,000	Bahia SUL Holdings GmbH, Sr. Unsecd. Note, Series 144A, 5.75%, 7/14/2026	545,000
300,000	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	314,088
1,000,000	Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.00%, 3/16/2047	1,165,000
	TOTAL	2,024,088
	Health Care—0.0%
300,000	Rede D'Or Finance Sarl, Sr. Unsecd. Note, Series 144A, 4.95%, 1/17/2028	296,813
	Home Products & Furnishings—0.1%
1,000,000	Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	1,015,415
	Industrial Products & Equipment—0.1%
200,000	Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	210,600
650,000	Grupo Kuo SAB DE CV, Sr. Unsecd. Note, Series 144A, 5.75%, 7/7/2027	668,038
	TOTAL	878,638
	Metals & Mining—5.1%
400,000	Abja Investment Co., 5.95%, 7/31/2024	421,144
750,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	782,813
900,000	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/23/2066	805,500
1,800,000	Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.00%, 8/25/2021	1,791,148
2,200,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 7/17/2042	2,252,310
500,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 8/1/2047	527,135
1,933,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	2,051,688
500,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/4/2044	554,321
400,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.15%, 10/24/2036	503,714
500,000	Evraz Group SA, Sr. Unsecd. Note, 8.25%, 1/28/2021	556,900
3,000,000	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	3,098,400
1,000,000	Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	1,090,150
500,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 4/29/2024	542,875
1,100,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	1,262,250
500,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	542,875

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$1,050,000	Gerdau Trade, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 10/24/2027	$1,061,498
400,000	JSW Steel Ltd., Sr. Unsecd. Note, 4.75%, 11/12/2019	405,248
1,200,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	1,225,651
1,800,000	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	1,821,375
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	2,511,330
1,600,000	Rusal, Sr. Unsecd. Note, Series 144A, 4.85%, 2/1/2023	1,604,000
300,000	Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	326,667
410,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	422,350
2,000,000	Southern Copper Corp., Sr. Unsecd. Note, 5.25%, 11/8/2042	2,274,744
1,140,000	Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	1,401,346
800,000	VM Holding S.A., Sr. Unsecd. Note, Series 144A, 5.375%, 5/4/2027	850,000
3,000,000	Vale Overseas Ltd., 4.375%, 1/11/2022	3,120,000
290,000	Vale Overseas Ltd., 6.875%, 11/21/2036	366,125
420,000	Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	457,590
780,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	906,586
1,000,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	1,268,450
650,000	Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	878,313
950,000	Vale SA, 5.625%, 9/11/2042	1,074,687
550,000	Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	607,090
1,900,000	Vedanta Resources PLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/9/2024	1,921,787
400,000	Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 5/31/2023	428,000
900,000	Volcan Compania Minera S.A.A., Series 144A, 5.375%, 2/2/2022	943,875
	TOTAL	42,659,935
	Oil & Gas—14.8%
1,400,000	Abu Dhabi Crude Oil Pipeline, Series 144A, 4.60%, 11/2/2047	1,410,030
800,000	Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	805,347
3,000,000	CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	3,022,053
8,500,000	CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	8,803,671
1,000,000	CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	997,633
60,000	Ecopetrol SA, 4.25%, 9/18/2018	60,690
1,475,000	Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	1,584,740
1,000,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	1,058,750
1,883,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,067,873
900,000	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	957,825
1,170,000	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.00%, 3/3/2022	1,150,982
1,500,000	Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 2/6/2028	1,566,960
2,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series 144A, 4.95%, 3/23/2027	2,085,400
2,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 7/19/2022	2,085,624
700,000	Geopark Ltd., Series 144A, 6.50%, 9/21/2024	724,500
2,800,000	Harvest Operations Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 9/21/2022	2,748,262
1,300,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	1,357,509
1,700,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 5.75%, 4/19/2047	1,815,413
1,000,000	Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	1,032,725
3,163,000	ONGC Videsh Ltd., 3.75%, 5/7/2023	3,184,002
672,000	Odebrecht Drill VIII/IX, Series 144A, 6.35%, 12/1/2021	667,296
350,000	Offshore Drilling Holding SA, Series 144A, 8.375%, 9/20/2020	158,375
2,100,000	Oil & Gas Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 10/25/2027	2,164,585

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$826,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Note, Series REGS, 4.875%, 12/18/2066	$834,293
3,150,000	Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	3,401,209
351,000	Pertamina PT, Note, Series REGS, 5.25%, 5/23/2021	374,398
1,700,000	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,763,668
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	536,672
900,000	Petrobras Global Finance BV, Sec. Fac. Bond, 7.25%, 3/17/2044	959,625
800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	797,600
2,550,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.75%, 2/1/2029	2,525,392
3,100,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	3,317,000
200,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	198,350
3,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	3,333,450
1,340,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	1,615,370
906,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.299%, 1/27/2025	913,928
8,105,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.999%, 1/27/2028	8,196,181
500,000	Petrobras International Finance Co., 6.875%, 1/20/2040	516,380
1,400,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,460,900
500,000	Petroleos del Peru SA, Sr. Unsecd. Note, Series 144A, 4.75%, 6/19/2032	511,350
200,000	Petroleos Mexicanos, 5.50%, 6/27/2044	184,282
500,000	Petroleos Mexicanos, 6.50%, 6/2/2041	518,125
2,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.25%, 1/15/2025	1,985,400
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	1,042,750
3,760,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	3,948,000
6,410,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	7,281,760
2,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	2,187,500
6,250,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	6,835,937
500,000	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	537,500
600,000	Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	658,214
1,000,000	Puma International Financing SA, Sr. Unsecd. Note, Series 144A, 5.125%, 10/6/2024	1,020,612
1,000,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 3.667%, 11/30/2027	970,690
250,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.125%, 1/28/2025	255,334
1,500,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	1,626,279
1,900,000	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	1,906,945
1,800,000	Saka Energi Indonesia PT, Sr. Unsecd. Note, Series 144A, 4.45%, 5/5/2024	1,826,239
2,000,000	Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,007,771
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	1,363,613
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, Series 144A, 3.625%, 4/12/2027	2,072,011
1,400,000	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	1,604,029
1,000,000	State Oil Co. Of The Azer, Series EMTN, 4.75%, 3/13/2023	1,025,285
300,000	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	320,988
900,000	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	927,000
500,000	Trinidad Generation Unlimited, Sr. Unsecd. Note, Series 144A, 5.25%, 11/4/2027	511,400
1,500,000	Tullow Oil PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 4/15/2022	1,545,000
2,500,000	Turkiye Petrol Rafinerileri AS, Sr. Unsecd. Note, Series 144A, 4.50%, 10/18/2024	2,464,340
2,800,000	YPF Sociedad Anonima, Series 144A, 8.75%, 4/4/2024	3,181,500
800,000	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 6.95%, 7/21/2027	829,760
400,000	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 7.00%, 12/15/2047	381,160
	TOTAL	123,785,435

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Paper Products—0.3%
$1,300,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.00%, 1/14/2025	$1,305,674
800,000	Fibria Overseas Finance, Sr. Unsecd. Note, 5.50%, 1/17/2027	865,000
	TOTAL	2,170,674
	Pharmaceuticals—0.2%
1,400,000	Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,278,142
	Printing & Publishing—0.1%
600,000	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	627,000
	Rail Industry—0.0%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, Series REGS, 7.75%, 7/11/2022	224,400
	Real Estate—2.5%
1,000,000	Alpha Star Holding Ltd., 4.97%, 4/9/2019	1,010,248
5,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,401,283
2,000,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	2,077,328
2,000,000	DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	2,063,290
600,000	EMG Sukuk LTD., Sr. Unsecd. Note, 4.564%, 6/18/2024	622,657
4,300,000	Franshion Brilliant Ltd., 5.75%, 3/19/2019	4,416,861
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.75%, 7/17/2066	2,540,438
1,200,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.75%, 7/3/2022	1,201,500
1,311,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,342,088
	TOTAL	20,675,693
	Retailers—0.4%
900,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	844,920
200,000	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	207,250
1,200,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,186,045
400,000	SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	412,046
800,000	Saci Falabella, Series REGS, 3.75%, 4/30/2023	818,152
	TOTAL	3,468,413
	Sovereign—0.3%
2,000,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series 144A, 4.85%, 11/17/2027	2,089,506
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	594,966
	TOTAL	2,684,472
	State/Provincial—2.3%
4,600,000	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	5,002,500
400,000	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.90%, 11/1/2027	410,332
1,100,000	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.00%, 3/23/2023	1,171,390
4,800,000	Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	5,340,000
5,200,000	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	5,538,000
1,300,000	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.45%, 9/1/2024	1,385,306
	TOTAL	18,847,528
	Steel—0.0%
200,000	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series REGS, 4.00%, 9/21/2024	199,430
	Technology Services—1.5%
1,100,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	1,068,994
4,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	4,051,865
1,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	1,557,029
2,000,000	Lenovo Group Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 3/16/2022	1,981,862
1,000,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.595%, 1/19/2028	984,484

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology Services—continued
$2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	$2,544,242
	TOTAL	12,188,476
	Telecommunications & Cellular—3.0%
500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	500,584
400,000	America Movil S.A.B. de C.V., 6.125%, 3/30/2040	498,018
1,025,000	America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,074,451
MXN 84,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	4,383,508
$500,000	Bharti Airtel Ltd., Sr. Unsecd. Note, Series 144A, 4.375%, 6/10/2025	500,351
1,800,000	Bharti Airtel Ltd., Sr. Unsecd. Note, Series REGS, 4.375%, 6/10/2025	1,801,262
1,500,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	1,528,125
1,000,000	Comcel Trust, Series REGS, 6.875%, 2/6/2024	1,059,200
1,100,000	Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 4/1/2022	1,040,875
500,000	Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 9/30/2020	496,925
750,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	745,313
800,000	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	835,072
1,000,000	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.25%, 4/26/2023	1,116,675
1,200,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	1,283,820
500,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	534,419
600,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, Series 144A, 8.50%, 7/13/2022	642,630
3,100,000	Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	3,125,950
200,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, Series REGS, 6.75%, 12/13/2022	206,194
700,000	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	752,937
500,000	Veon Holdings BV, Sr. Unsecd. Note, Series REGS, 5.95%, 2/13/2023	533,500
2,000,000	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.95%, 6/16/2024	2,013,000
	TOTAL	24,672,809
	Transportation—0.8%
2,000,000	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	2,026,822
200,000	DP World Ltd., Series REGS, 6.85%, 7/2/2037	250,471
500,000	Empresa De Transporte ME, Sr. Unsecd. Note, Series 144A, 5.00%, 1/25/2047	541,250
310,000	Global Ports (Finance) PLC, Sr. Unsecd. Note, Series REGS, 6.50%, 9/22/2023	326,356
500,000	JSL Europe SA, Series 144A, 7.75%, 7/26/2024	526,500
1,800,000	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	1,956,150
500,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, Series 144A, 5.875%, 1/18/2025	507,187
400,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, Series 144A, 7.375%, 2/9/2024	437,500
	TOTAL	6,572,236
	Utilities—4.5%
400,000	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	430,164
2,600,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series REGS, 4.375%, 6/22/2026	2,674,945
1,300,000	Azure Power Energy Ltd., Series 144A, 5.50%, 11/3/2022	1,309,815
600,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series 144A, 5.75%, 10/27/2021	622,500
600,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	630,000
1,951,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	1,985,142
1,100,000	Colbun SA, Sr. Unsecd. Note, Series 144A, 3.95%, 10/11/2027	1,093,813
200,000	Comision Federal de Electricidad, Sr. Unsecd. Note, Series 144A, 4.75%, 2/23/2027	207,350
1,650,000	Comision Federal de Electricidad, Sr. Unsecd. Note, Series REGS, 4.875%, 1/15/2024	1,734,562
300,000	Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, Series REGS, 4.56%, 4/30/2025	288,483
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	521,232

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utilities—continued
$3,100,000	Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	$3,134,453
250,000	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.75%, 1/20/2022	273,625
500,000	Greenko Investment Co,, Sr. Secd. Note, Series REGS, 4.875%, 8/16/2023	488,791
1,600,000	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,762,000
700,000	Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	715,849
550,000	Infraestructura Energetica Nova, S.A.B. de C.V, Sr. Unsecd. Note, Series 144A, 3.75%, 1/14/2028	536,305
400,000	Inkia Energy Ltd., Series 144A, 5.875%, 11/9/2027	403,880
600,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.375%, 5/15/2043	549,000
4,200,000	Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,378,710
200,000	Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	269,000
750,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 4.625%, 8/10/2030	758,393
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 5.625%, 8/10/2037	1,104,122
1,800,000	NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	1,877,366
1,000,000	Neerg Energy Ltd., Sr. Secd. Note, Series 144A, 6.00%, 2/13/2022	1,018,856
3,000,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 4.125%, 5/15/2027	2,998,282
3,000,000	State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	2,950,188
3,000,000	TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	2,868,267
300,000	Yingde Gases Investment Ltd., Series 144A, 6.25%, 1/19/2023	302,191
	TOTAL	37,887,284
	TOTAL CORPORATE BONDS (IDENTIFIED COST $497,960,771)	510,354,238
	FOREIGN GOVERNMENTS/AGENCIES—32.4%
	Banking—0.1%
500,000	Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, Series REGS, 5.75%, 1/30/2025	495,300
	Sovereign—32.3%
437,500	Angola, Government of, Sr. Unsecd. Note, 7.00%, 8/17/2019	449,269
1,000,000	Angola, Government of, Sr. Unsecd. Note, Series REGS, 9.50%, 11/12/2025	1,170,840
1,000,000	Argentina, Government of, Sr. Unsecd. Note, 4.625%, 1/11/2023	977,000
1,630,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	1,671,565
1,000,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	973,000
1,000,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	968,500
3,755,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	3,957,808
7,000,000	Argentina, Government of, Sr. Unsecd. Note, 7.50%, 4/22/2026	7,717,500
200,000	Armenia, Government of, Sr. Unsecd. Note, Series REGS, 7.15%, 3/26/2025	229,100
400,000	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 9/20/2029	394,600
2,650,000	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.00%, 10/12/2028	2,699,099
2,300,000	Bahrain, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 1/26/2026	2,409,250
1,500,000	Bahrain, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 10/12/2028	1,527,792
200,000	Bahrain, Government of, Unsecd. Note, Series REGS, 6.00%, 9/19/2044	172,000
600,000	Belarus, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 6/29/2027	697,560
270,000	Belize, Government of, Sr. Unsecd. Note, Series 144A, 4.9375%, 2/20/2034	160,650
1,300,000	Bermuda, Government of, Sr. Unsecd. Note, Series 144A, 4.138%, 1/3/2023	1,356,368
1,200,000	Bolivia, Government of, Sr. Unsecd. Note, Series 144A, 4.50%, 3/20/2028	1,185,000
1,100,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	1,102,750
1,700,000	Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	1,688,100
1,200,000	Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	1,111,800
1,500,000	Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,509,750

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$5,400,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	$5,988,600
1,800,000		Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	2,134,188
1,100,000		Chile, Government of, Sr. Unsecd. Note, 3.24%, 2/6/2028	1,095,050
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	2,018,000
600,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	630,000
600,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	631,200
3,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	3,426,000
COP 5,900,000,000		Colombia, Government of, Sr. Unsecd. Note, 6.00%, 4/28/2028	2,001,839
$1,500,000		Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,455,000
830,000		Costa Rica, Government of, Series REGS, 4.375%, 4/30/2025	798,875
1,200,000		Costa Rica, Government of, Sr. Unsecd. Note, Series 144A, 7.158%, 3/12/2045	1,278,000
1,200,000		Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,284,000
2,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,508,000
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.85%, 1/27/2045	1,112,500
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.45%, 4/30/2044	1,182,500
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.50%, 5/6/2021	1,302,600
800,000		Dubai, Government of, 5.25%, 1/30/2043	813,317
500,000		Ecuador, Government of, Series 144A, 7.95%, 6/20/2024	528,750
1,600,000		Ecuador, Government of, Series REGS, 7.95%, 6/20/2024	1,692,000
600,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 10.50%, 3/24/2020	658,500
1,400,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 8.875%, 10/23/2027	1,524,250
400,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 9.625%, 6/2/2027	454,000
1,700,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	1,947,350
EGP 56,600,000	[2]	Egypt, Government of, Unsecd. Note, 19.00%, 2/6/2018	3,203,329
60,800,000	[2]	Egypt, Government of, Unsecd. Note, 18.10%, 3/13/2018	3,381,124
106,300,000	[2]	Egypt, Government of, Unsecd. Note, 18.10%, 4/10/2018	5,832,945
83,200,000	[2]	Egypt, Government of, Unsecd. Note, 18.45%, 5/8/2018	4,506,665
$1,150,000		El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 2/28/2029	1,354,125
300,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 7.65%, 6/15/2035	329,250
200,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 8.625%, 2/28/2029	235,500
300,000		Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	316,938
3,000,000		Gabon, Government of, Series REGS, 6.375%, 12/12/2024	3,030,600
4,000,000		Ghana, Government of, Series REGS, 7.875%, 8/7/2023	4,352,000
900,000		Ghana, Government of, Sr. Unsecd. Note, Series REGS, 9.25%, 9/15/2022	1,017,162
500,000		Ghana, Government of, Unsecd. Note, Series REGS, 10.75%, 10/14/2030	680,350
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 6/6/2022	1,066,590
700,000		Honduras, Government of, Sr. Unsecd. Note, Series REGS, 7.50%, 3/15/2024	787,500
970,000		Hungary, Government of, 5.75%, 11/22/2023	1,096,178
250,000		Hungary, Government of, 6.375%, 3/29/2021	275,250
1,300,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	1,431,739
1,050,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 3.85%, 7/18/2027	1,066,646
800,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.15%, 3/29/2027	816,000
3,500,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	3,667,650
250,000		Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 7/18/2047	259,623
7,200,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 4.75%, 1/8/2026	7,718,789
1,300,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 1/17/2042	1,430,274
6,600,000		Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	6,862,614

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$2,500,000	Iraq, Government of, Unsecd. Note, Series REGS, 5.80%, 1/15/2028	$2,474,050
2,400,000	Israel, Government of, Sr. Unsecd. Note, 2.875%, 3/16/2026	2,340,432
1,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2033	1,024,012
1,942,920	Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 12/31/2032	1,926,794
2,800,000	Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	3,206,000
450,000	Jordan, Government of, Sr. Unsecd. Note, Series 144A, 7.375%, 10/10/2047	483,583
2,500,000	Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	2,655,335
700,000	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	777,000
300,000	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	316,035
2,500,000	Kenya, Government of, Series REGS, 6.875%, 6/24/2024	2,633,625
2,200,000	Lebanon, Government of, Sr. Secd. Note, 6.10%, 10/4/2022	2,197,070
4,200,000	Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	4,185,594
1,500,000	Lebanon, Government of, Sr. Unsecd. Note, 6.25%, 11/4/2024	1,469,670
650,000	Lebanon, Government of, Sr. Unsecd. Note, 6.75%, 11/29/2027	635,726
3,000,000	Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 8.25%, 4/12/2021	3,195,360
1,700,000	Mexico, Government of, 3.75%, 1/11/2028	1,667,700
400,000	Mexico, Government of, 4.00%, 10/2/2023	413,200
5,200,000	Mexico, Government of, 4.125%, 1/21/2026	5,356,000
1,500,000	Mexico, Government of, 4.75%, 3/8/2044	1,498,500
3,200,000	Mexico, Government of, Sr. Secd. Note, 4.35%, 1/15/2047	3,035,200
4,200,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	4,204,200
700,000	Mexico, Government of, Sr. Unsecd. Note, 4.15%, 3/28/2027	716,800
1,200,000	Mexico, Government of, Sr. Unsecd. Note, 4.60%, 1/23/2046	1,173,000
1,500,000	Mongolia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 12/5/2022	1,503,756
1,000,000	Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 11/28/2027	1,037,580
1,200,000	Nigeria, Government of, Sr. Unsecd. Note, Series REGS, 6.375%, 7/12/2023	1,275,360
1,000,000	Nigeria, Government of, Sr. Unsecd. Note, Series REGS, 6.50%, 11/28/2027	1,037,580
600,000	Nigeria, Government of, Unsecd. Note, Series 144A, 7.875%, 2/16/2032	677,460
1,000,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/17/2028	1,006,930
1,600,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 3/8/2047	1,598,080
400,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/17/2048	406,800
500,000	Pakistan, Government of, Sr. Unsecd. Note, Series 144A, 6.875%, 12/5/2027	504,826
1,000,000	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	1,035,530
4,300,000	Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	4,441,900
700,000	Panama, Government of, Sr. Unsecd. Note, 4.30%, 4/29/2053	722,050
1,600,000	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	1,828,000
600,000	Paraguay, Government of, Sr. Unsecd. Note, Series 144A, 4.70%, 3/27/2027	623,250
400,000	Peru, Government of, 6.55%, 3/14/2037	534,600
600,000	Peru, Government of, Bond, 8.75%, 11/21/2033	944,100
1,500,000	Peru, Government of, Sr. Unsecd. Note, 4.125%, 8/25/2027	1,603,500
2,300,000	Philippines, Government of, 6.375%, 1/15/2032	2,952,958
3,400,000	Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	3,446,430
2,100,000	Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	2,113,167
400,000	Qatar, Government of, Sr. Unsecd. Note, Series REGS, 4.625%, 6/2/2046	404,288
600,000	Romania, Government of, Series REGS, 4.375%, 8/22/2023	633,900
1,600,000	Russia, Government of, Series REGS, 5.625%, 4/4/2042	1,792,000
800,000	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 5/27/2026	850,200

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$3,200,000		Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	$3,368,000
1,000,000		Russia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 6/23/2047	1,052,500
3,700,000		Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 3.625%, 3/4/2028	3,616,750
1,200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, Series REGS, 4.50%, 10/26/2046	1,169,304
200,000		Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 5/23/2033	209,124
600,000		Serbia, Government of, Series REGS, 7.25%, 9/28/2021	678,685
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	1,843,351
500,000		South Africa, Government of, Sr. Unsecd. Note, 5.65%, 9/27/2047	513,515
ZAR 53,910,000		South Africa, Government of, Unsecd. Note, 8.25%, 3/31/2032	4,217,110
$3,700,000		Sri Lanka, Government of, Series REGS, 6.85%, 11/3/2025	4,046,938
200,000		Suriname, Government of, Sr. Unsecd. Note, Series 144A, 9.25%, 10/26/2026	211,000
1,900,000		Turkey, Government of, 3.25%, 3/23/2023	1,795,994
1,600,000		Turkey, Government of, 5.125%, 2/17/2028	1,570,544
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	4,718,850
6,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	5,143,200
TRY 6,750,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	1,697,562
$3,700,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2022	4,031,520
1,500,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2023	1,629,645
2,600,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2024	2,813,408
412,000		Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	434,962
1,505,000	[4]	Ukraine, Government of, Unsecd. Note, Series GDP, Series 144A, 0.00%, 5/31/2040	1,022,097
700,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.75%, 9/1/2019	739,012
430,970		Uruguay, Government of, 4.375%, 10/27/2027	457,906
UYU 20,600,000		Uruguay, Government of, Series 144A, 9.875%, 6/20/2022	752,259
27,672,056		Uruguay, Government of, Sr. Unsecd. Note, 4.375%, 12/15/2028	1,092,446
$5,400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	5,864,400
UYU 12,000,000		Uruguay, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 3/15/2028	410,322
$1,500,000	[3,4]	Venezuela, Government of, 8.25%, 10/13/2024	390,000
5,000,000	[3,4]	Venezuela, Government of, Note, 7.65%, 4/21/2025	1,300,000
700,000		Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	746,837
2,800,000		Zambia, Government of, Series 144A, 8.97%, 7/30/2027	3,105,844
3,700,000		Zambia, Government of, Series REGS, 5.375%, 9/20/2022	3,600,766
		TOTAL	270,115,643
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $263,416,016)	270,610,943
		U.S. TREASURY—0.1%
		U.S. Treasury Notes—0.1%
600,000		United States Treasury Note, 0.75%, 2/28/2018 (IDENTIFIED COST $598,711)	599,672
		PURCHASED PUT OPTIONS—0.0%
19,519,250	[5]	CITI EUR PUT/USD CALL, Notional Amount $ 19,519,250, Exercise Price $1.20, Expiration Date 2/1/2018	0
24,733,710		CITI EUR PUT/USD CALL, Notional Amount $ 24,733,710, Exercise Price $1.24, Expiration Date 2/9/2018	133,958
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $250,761)	133,958

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—6.5%
54,223,640	[6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[7] (IDENTIFIED COST $54,223,640)	$54,223,640
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $816,449,889)	835,922,451
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[8]	(488,287)
		TOTAL NET ASSETS—100%	$835,434,164
At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[4]United States Treasury Ultra 10-Year Long Futures	126	$16,405,594	March 2018	$(114,482)
The average notional value of long futures contracts held by the Fund throughout the period was $4,101,398. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/8/2018	JPMorgan Chase	6,720,000 EUR	513,811,200 INR	$273,777
2/8/2018	JPMorgan Chase	86,400,396 MXN	$4,452,767	$173,550
2/23/2018	BNP Paribas SA	72,504,000 ARS	$3,800,000	$(254,604)
4/25/2018	BNP Paribas SA	50,568,300 ARS	$2,430,000	$(3,523)
5/31/2018	BNP Paribas SA	127,050,000 ARS	$6,084,770	$11,615
Contracts Sold:
2/8/2018	JPMorgan Chase	6,720,000 EUR	511,056,000 INR	$(317,065)
2/23/2018	JPMorgan Chase	42,657,000 MXN	$2,263,391	$(20,682)
2/23/2018	JPMorgan Chase	43,743,396 MXN	$2,318,821	$(23,423)
3/20/2018	BNP Paribas SA	49,000,000 ZAR	$3,767,347	$(340,609)
4/30/2018	Bank of America N.A.	5,860,000,000 COP	$2,066,546	$13,716
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(487,248)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $660,270 and $870,201, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2018, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 1/31/2018[9]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 28	Buy	1.00%	12/20/2022	1.45%	$43,650,000	$285,908	$1,668,905	$(1,382,997)
Barclays Capital, Inc.	Government of South Korea	Buy	1.00%	12/20/2022	0.49%	$4,300,000	$(100,879)	$(59,178)	$(41,701)
Barclays Capital, Inc.	Government of Turkey	Buy	1.00%	12/20/2022	1.65%	$2,100,000	$59,830	$80,102	$(20,272)
Barclays Capital, Inc.	Republic of South Africa	Buy	1.00%	12/20/2022	1.15%	$4,200,000	$82,308	$162,012	$(79,704)
TOTAL CREDIT DEFAULT SWAPS									$(1,524,674)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $54,925,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net”.
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
6	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	25,428,708
Purchases/Additions	163,476,143
Sales/Reductions	(134,681,211)
Balance of Shares Held 1/31/2018	54,223,640
Value	$54,223,640
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(3,065)
Dividend Income	$88,476
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$510,354,238	$—	$510,354,238
Foreign Governments/Agencies	—	270,610,943	—	270,610,943
U.S. Treasury	—	599,672	—	599,672
Purchased Put Options	—	133,958	0	133,958
Investment Company	54,223,640	—	—	54,223,640
TOTAL SECURITIES	$54,223,640	$781,698,811	$0	$835,922,451
Other Financial Instruments
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	472,658	—	472,658
Swap Contracts	—	428,046	—	428,046
Liabilities
Futures Contracts	(114,482)	—	—	(114,482)
Foreign Exchange Contracts	—	(959,906)	—	(959,906)
Swap Contracts	—	(100,879)	—	(100,879)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(114,482)	$(160,081)	$—	$(274,563)
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BADLAR	—Buenos Aires Deposits Large Amount Rates
CJSC	—Closed Joint Stock Company
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
INR	—Indonesian Rupiah
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
OJSC	—Open Joint Stock Company
TRY	—Turkish Lira
UYU	—Uruguayan Peso
ZAR	—South African Rand

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018